EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2020
EARNINGS PER SHARE
EARNINGS PER SHARE

11.EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted loss per common share for the years ended December 31, 2020, 2019 and 2018, respectively:

	For the Years Ended
	December 31,
	2020	2019	2018
Net Income	$6,944,691	$11,174,576	$9,192,910

Weighted average number of ordinary share outstanding (after stock split and share reorganization)
Basic and Diluted	20,400,000	20,254,247	20,000,000

Earnings per share
Basic and Diluted	$0.34	$0.55	$0.46

Dividend distributed per common share
Basic and Diluted	$—	$—	$0.36

For the years ended December 31, 2020, 2019 and 2018, the Company had no dilutive stocks.